                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21186

                 ----------------------------------------------

                        WILLIAMS CAPITAL MANAGEMENT TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

           (Name and Address of Agent for                 Copy to:
                     Service)

         State Street Bank and Trust Company     Sidley Austin Brown & Wood LLP
         Karen Jacoppo-Wood, Esq.                Frank P. Bruno, Esq.
         P.O. Box 5049                           787 Seventh Avenue
         Boston, Massachusetts 02206             New York, New York 10019



Registrant's telephone number, including area code:  (212) 373-4240

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2003

ITEM 1: SHAREHOLDER REPORT

ITEM 1

                                ---------------

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")


                                 APRIL 30, 2003

                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC

TABLE OF CONTENTS



PRESIDENT'S LETTER....................................     4
PORTFOLIO OF INVESTMENTS..............................     6
STATEMENT OF ASSETS AND LIABILITIES...................    13
STATEMENT OF OPERATIONS...............................    14
STATEMENT OF CHANGES IN NET ASSETS....................    15
FINANCIAL HIGHLIGHTS..................................    16
NOTES TO FINANCIAL STATEMENTS.........................    17


-------------------------------------------------------------------------


  Past Performance is no guarantee of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Report must be accompanied or preceded by a prospectus. To obtain a prospectus, which contains more complete information regarding fees, expenses, and risks, call 866-WCM-Fund or write to: Dail St. Claire, President, Williams Capital Liquid Assets Fund, Williams Capital Management Trust, 650 Fifth Avenue, 11th Floor, New York, NY 10019. Please read the prospectus carefully before investing or sending money.



  The Williams Capital Liquid Assets Fund is distributed by ALPS Distributors, Inc.



  Moody's money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated Aaa are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality.



  Standard & Poor's money market fund rating is a safety rating, expressing Standard & Poor's opinion of the ability of a fund to maintain principal value and to limit exposure to loss. Standard & Poor's 'AAAm' rating is the highest assigned to money market mutual funds. The rating is based on Standard & Poor's analysis of the Fund's credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The 'm' denotes a money market fund and distinguishes the money market fund rating from a Standard & Poor's traditional debt rating.

WILLIAMS CAPITAL LIQUID ASSETS FUND

PRESIDENT'S LETTER


Dear Shareholder:



  We are pleased to announce that Standard & Poor's assigned the Williams Capital Liquid Assets Fund (the "Fund") its 'AAAm' rating on Friday, June 6, 2003. The 'AAAm' rating is based on Standard & Poor's ongoing review of the Fund's credit quality, market price exposure, and management since January 15, 2003. The Fund is now rated 'AAAm' as well as 'Aaa' by Moody's Investors Service.



  Enclosed please find the Fund's first semi-annual report for the period January 15, 2003 through April 30, 2003. The Fund's assets grew 32% from January 30, 2003 to period end.



  Our investment objective of providing shareholders with a high level of current income consistent with the goals of capital preservation and liquidity is always first when we determine the Fund's investment strategy. In April, we increased the Fund's exposure to asset-backed commercial paper from 25% to 50% due to the scarcity of corporate commercial paper. Asset-backed commercial paper is divided into five investment categories according to the requirements of Rule 2a-7. Further, we increased the portfolio's exposure to callable agencies to enhance yield and slightly lengthen maturity while maintaining credit quality. At the end of the period, the composition of the Fund portfolio was 35% -- asset-backed commercial paper, 37% -- corporate commercial paper, 17% -- government agencies, 8% -- municipals, 3% -- corporate bonds and notes.



  The fiscal half-year reflected continued economic weakness with the market largely influenced by the war in the second half. Demand is the weakest it has been since 2001. A deteriorating job market restrained growth and spending and weakness emerged in the auto and housing markets. Another factor impacting the market is the rise in state and local budget deficits. In the wake of the war, the Fed remained on hold in March. We believe that the Fed will look at post-war data to determine economic trends and may ease 25-50 basis points if economic weakness persists. In the second half of the period, we used occasional backups in the market to lengthen maturities, layering in exposure beyond six months as insurance against a potential ease.

  We appreciate your continued support and investment in the Fund. If you have any questions, please contact us at our toll-free number, 866-WCM-FUND.



                                    Sincerely,



                                    Dail St. Claire

                                    President & Co-Portfolio Manager

WILLIAMS CAPITAL LIQUID ASSETS FUND

PORTFOLIO OF INVESTMENTS
  APRIL 30, 2003 (UNAUDITED)


-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.7%
  $  950,000   Federal Agricultural
               Mortgage Corporation
               1.250% due 05/22/2003+......  A-1+     P-1    $    949,307
               Federal Farm Credit Bank:
     555,000   1.250% due 05/01/2003+......  A-1+     P-1         555,000
     250,000   1.480% due 11/07/2003+......  A-1+     P-1         248,047
               Federal Home Loan Bank:
   2,000,000   1.400% due 05/12/2004.......  A-1+     P-1       2,000,000
   1,500,000   1.360% due 04/05/2004.......  A-1+     P-1       1,500,000
   1,250,000   1.260% due 04/08/2004.......  A-1+     P-1       1,250,000
   1,000,000   1.290% due 04/13/2004.......  A-1+     P-1       1,000,000
   1,000,000   1.370% due 05/03/2004.......  A-1+     P-1       1,000,000
   1,000,000   1.440% due 05/10/2004.......  A-1+     P-1       1,000,000
   1,000,000   1.700% due 10/29/2004
               (callable on 07/29/2003)....  A-1+     P-1       1,000,000
     500,000   1.460% due 05/24/2004.......  A-1+     P-1         500,000
     500,000   1.650% due 12/24/2003.......  A-1+     P-1         500,000
     500,000   5.125% due 09/15/2003.......  A-1+     P-1         506,109
     500,000   7.250% due 05/15/2003.......  A-1+     P-1         501,053
     310,000   6.375% due 11/14/2003.......  A-1+     P-1         317,671
     300,000   1.250% due 09/02/2003+......  A-1+     P-1         298,708
     200,000   5.400% due 03/01/2004.......  A-1+     P-1         206,634
     190,000   6.890% due 04/06/2004.......  A-1+     P-1         200,623
               Federal Home Loan Mortgage
               Corporation:
   2,500,000   1.230% due 06/30/2003+......  A-1+     P-1       2,494,875
     865,000   1.250% due 05/20/2003+......  A-1+     P-1         864,430
     500,000   1.480% due 11/06/2003+......  A-1+     P-1         496,115
     393,000   3.250% due 01/15/2004.......  A-1+     P-1         398,219
     150,000   6.810% due 04/01/2004.......  A-1+     P-1         158,154



See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
               Federal National Mortgage
               Association:
  $1,679,000   5.125% due 02/13/2004.......  A-1+     P-1    $  1,729,346
     704,000   1.250% due 05/08/2003+......  A-1+     P-1         703,829
     561,000   1.250% due 05/30/2003+......  A-1+     P-1         560,435
     500,000   1.440% due 04/19/2004.......  A-1+     P-1         500,000
     500,000   1.700% due 09/19/2003+......  A-1+     P-1         496,671
     500,000   1.730% due 09/19/2003+......  A-1+     P-1         496,612
     500,000   5.625% due 05/14/2004.......  A-1+     P-1         521,949
     432,000   1.250% due 07/01/2003+......  A-1+     P-1         431,085
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,384,872)........................................     23,384,872
                                                             ------------
MUNICIPAL BONDS AND NOTES -- 7.7%
  MUNICIPAL - 0.8%
   1,100,000   Los Angeles, California,
               Department of Water & Power
               1.320% due 05/01/2003+++....  A-1      P-1       1,100,000
                                                             ------------
  TAXABLE MUNICIPAL - 6.9%
               Northwestern University:
   3,404,000   1.270% due 06/03/2003+......  A-1+     P-1       3,400,037
   1,000,000   1.260% due 08/19/2003+......  A-1+     P-1         996,150
     346,000   1.260% due 05/27/2003+......  A-1+     P-1         345,685
   1,000,000   Texas State
               2.750% due 08/29/2003.......  A-1      P-1       1,003,608
   3,935,000   Texas State Agricultural,
               Series A
               1.300% due 05/07/2003+......  A-1+     P-1       3,934,148
                                                             ------------
                                                                9,679,628
                                                             ------------
TOTAL MUNICIPAL BONDS AND NOTES
(Cost $10,779,628)........................................     10,779,628
                                                             ------------



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND


PORTFOLIO OF INVESTMENTS


  APRIL 30, 2003 (UNAUDITED) (CONTINUED)


-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 2.5%
  FINANCE-BANKS - 2.5%
  $1,000,000   National Westminster Bancorp
               9.375% due 11/15/2003.......  A-1      P-1    $  1,043,198
   1,000,000   Toronto Dominion Bank Ltd.
               2.570% due 05/09/2003.......  A-1      P-1       1,000,166
   1,500,000   Wells Fargo & Co.
               7.200% due 05/01/2003.......  A-1      P-1       1,500,000
                                                             ------------
TOTAL CORPORATE BONDS AND NOTES
(Cost $3,543,364).........................................      3,543,364
                                                             ------------
ASSET BACKED COMMERCIAL PAPER -- 34.6%
  ABCP-GOVERNMENT - 4.4%
               Govco Inc.:
   2,388,000   1.250% due 07/14/2003+,++...  A-1+     P-1       2,381,864
   2,000,000   1.260% due 05/01/2003+,++...  A-1+     P-1       2,000,000
   1,450,000   1.250% due 05/05/2003+,++...  A-1+     P-1       1,449,799
     325,000   1.260% due 05/21/2003+,++...  A-1+     P-1         324,772
                                                             ------------
                                                                6,156,435
                                                             ------------
  ABCP-REGULAR - 24.9%
               Barton Capital Corporation:
   5,195,000   1.250% due 05/07/2003+......  A-1+     P-1       5,193,918
   1,778,000   1.250% due 05/08/2003+......  A-1+     P-1       1,777,568
     400,000   Galleon Capital Corporation
               1.260% due 05/28/2003+......  A-1      P-1         399,622
               Gramercy Capital
               Corporation:
   1,978,000   1.250% due 05/13/2003+......  A-1      P-1       1,977,176
   1,500,000   1.280% due 05/08/2003+......  A-1+     P-1       1,499,627
   1,250,000   1.250% due 06/06/2003+......  A-1      P-1       1,248,437
   1,250,000   1.270% due 05/14/2003+......  A-1      P-1       1,249,427
   1,540,000   Mont Blanc Capital
               Corporation
               1.260% due 05/23/2003+......  A-1+     P-1       1,538,814
               Old Line Funding
               Corporation:
   2,400,000   1.250% due 05/01/2003+......  A-1+     P-1       2,400,000
   2,281,000   1.260% due 05/14/2003+......  A-1+     P-1       2,279,962
   2,500,000   Sheffield Receivables
               Corporation, Years 3&4
               1.250% due 05/02/2003+......  A-1+     P-1       2,499,913


See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
  ABCP-REGULAR (CONTINUED)
               Special Purpose Accounts
               Receivable, Years 3&4:
  $5,000,000   1.270% due 05/07/2003+......  A-1      P-1    $  4,998,942
   2,000,000   1.280% due 05/21/2003+......  A-1      P-1       1,998,578
               Windmill Funding
               Corporation:
   4,478,000   1.250% due 05/16/2003+......  A-1+     P-1       4,475,668
   1,301,000   1.250% due 05/09/2003+......  A-1+     P-1       1,300,638
                                                             ------------
                                                               34,838,290
                                                             ------------
  ABCP-STUCTURED INVESTMENT VEHICLE - 5.3%
     600,000   Sigma Finance, Inc., Years
               3&4
               1.280% due 05/16/2003+,++...  A-1+     P-1         599,680
               White Pine Finance LLC:
   5,000,000   1.300% due 05/07/2003+......  A-1+     P-1       4,998,917
   1,557,000   1.350% due 05/20/2003+......  A-1+     P-1       1,555,890
     325,000   1.260% due 05/20/2003+......  A-1+     P-1         324,784
                                                             ------------
                                                                7,479,271
                                                             ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $48,473,996)........................................     48,473,996
                                                             ------------
OTHER COMMERCIAL PAPER -- 37.3%
  AUTO - 0.5%
               Toyota Motor Credit
               Corporation:
     401,000   1.250% due 05/06/2003+......  A-1+     P-1         400,930
     250,000   1.250% due 05/07/2003+......  A-1+     P-1         249,948
                                                             ------------
                                                                  650,878
                                                             ------------
  CHEMICAL - 5.0%
               Air Liquide:
   5,000,000   1.250% due 05/09/2003+......  A-1+     P-1       4,998,611
   2,000,000   1.250% due 05/29/2003+......  A-1+     P-1       1,998,056
                                                             ------------
                                                                6,996,667
                                                             ------------
  CONSUMER PRODUCTS - 0.6%
     892,000   Altria Group, Inc.
               1.260% due 05/21/2003+......  A-2      P-2         891,375
                                                             ------------



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND


PORTFOLIO OF INVESTMENTS


  APRIL 30, 2003 (UNAUDITED) (CONTINUED)



-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
OTHER COMMERCIAL PAPER (CONTINUED)
  DIVERSIFIED FINANCIAL SERVICES - 8.2%
               CIT Group, Inc.:
  $2,500,000   1.260% due 05/09/2003+......  A-1      P-1    $  2,499,300
   2,445,000   1.260% due 05/07/2003+......  A-1      P-1       2,444,487
   1,018,000   1.260% due 05/01/2003+......  A-1      P-1       1,018,000
     620,000   1.270% due 05/02/2003+......  A-1      P-1         619,978
               General Electric Capital
               Corporation:
   3,945,000   1.270% due 05/08/2003+......  A-1+     P-1       3,944,026
   1,000,000   1.250% due 05/02/2003+......  A-1+     P-1         999,965
                                                             ------------
                                                               11,525,756
                                                             ------------
  FINANCE-BANKS - 17.6%
               Barclays U.S. Funding:
   1,200,000   1.300% due 05/06/2003+......  A-2      P-2       1,199,783
     500,000   1.270% due 06/04/2003+......  A-1+     P-1         499,400
     430,000   1.250% due 06/04/2003+......  A-1+     P-1         429,492
     400,000   1.300% due 05/27/2003+......  A-1+     P-1         399,625
     300,000   1.280% due 05/27/2003+......  A-1+     P-1         299,723
     200,000   1.300% due 05/19/2003+......  A-1+     P-1         199,870
               J P Morgan Chase:
   1,324,000   1.250% due 06/09/2003+......  A-1      P-1       1,322,207
   1,074,000   1.250% due 06/16/2003+......  A-1      P-1       1,072,285
               Lloyds Bank Plc:
   1,969,000   1.250% due 05/06/2003+......  A-1+     P-1       1,968,658
   1,250,000   1.300% due 05/27/2003+......  A-1+     P-1       1,248,826
     500,000   1.280% due 05/06/2003+......  A-1+     P-1         499,911
     500,000   1.300% due 05/06/2003+......  A-1+     P-1         499,910
     300,000   1.260% due 05/27/2003+......  A-1+     P-1         299,727
               Royal Bank of Scotland:
   2,997,000   1.250% due 05/12/2003+......  A-1      P-1       2,995,855
     300,000   1.250% due 05/02/2003+......  A-1      P-1         299,990
     300,000   1.260% due 05/07/2003+......  A-1      P-1         299,937



See Notes to Financial Statements.

-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
OTHER COMMERCIAL PAPER (CONTINUED)
  FINANCE-BANKS (CONTINUED)
               Svenska Handelsbanken, Inc.:
  $1,900,000   1.250% due 05/07/2003+......  A-1      P-1    $  1,899,604
     700,000   1.270% due 05/13/2003+......  A-1      P-1         699,704
     600,000   1.270% due 08/18/2003+......  A-1      P-1         597,693
     504,000   1.300% due 05/19/2003+......  A-1      P-1         503,672
     500,000   1.300% due 05/07/2003+......  A-1      P-1         499,892
               UBS Finance, Inc.:
   5,156,000   1.260% due 05/02/2003+......  A-1+     P-1       5,155,819
   1,800,000   1.260% due 05/05/2003+......  A-1+     P-1       1,799,748
                                                             ------------
                                                               24,691,331
                                                             ------------
  RETAIL - 5.0%
   7,000,000   Wal Mart Stores, Inc.
               1.250% due 05/07/2003+......  A-1+     P-1       6,998,542
                                                             ------------
  TRUCKS - 0.4%
               Paccar Financial
               Corporation:
     464,000   1.250% due 06/16/2003+......  A-1+     P-1         463,259
     166,000   1.250% due 05/06/2003+......  A-1+     P-1         165,971
                                                             ------------
                                                                  629,230
                                                             ------------
TOTAL OTHER COMMERCIAL PAPER
(Cost $52,383,779)........................................     52,383,779
                                                             ------------
MEDIUM TERM NOTES -- 0.7%
(Cost $999,950)
  STRUCTURED INVESTMENT VEHICLE - 0.7%
   1,000,000   Sigma Finance, Inc.
               1.315% due 04/02/2004++.....  A-1+     P-1         999,950
                                                             ------------



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND


PORTFOLIO OF INVESTMENTS


  APRIL 30, 2003 (UNAUDITED) (CONTINUED)



-------------------------------------------------------------------------
                                                RATING
 PRINCIPAL                                   -------------
   AMOUNT                                    S&P   MOODY'S      VALUE
-------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT -- 0.4%
(Cost $500,414)
  $  500,000   State Street Bank & Trust
               Co.
               2.290% due 06/18/2003.......  A-1+     P-1    $    500,414
                                                             ------------
INVESTMENT COMPANY -- 0.0%*
(Cost $823)
         823   State Street Global Advisors                           823
               Money Market Fund...........
                                                             ------------
TOTAL INVESTMENTS (COST $140,066,826**)..........    99.9%    140,066,826
OTHER ASSETS AND LIABILITIES (NET)...............     0.1         150,093
                                                   -------   ------------
NET ASSETS.......................................   100.0%   $140,216,919
                                                   =======   ============


------------
  + Rate represents annualized yield at date of purchase.
 ++ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.
+++ Variable rate security. The interest rate shown reflects the rate currently in effect. The maturity date shown represents the next date on which the rate of interest is adjusted.
  * Amount represents less than 0.1% of net assets.

 ** Aggregate cost for Federal income tax purposes is identical.



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES
  APRIL 30, 2003 (UNAUDITED)


------------------------------------------------------------
ASSETS:
Investments, at value (See accompanying
  schedule)..................................   $140,066,826
Interest receivable..........................        233,708
Receivable from Investment Adviser...........         37,534
Prepaid expenses and other assets............         47,747
                                                ------------
     Total Assets............................    140,385,815
                                                ------------
LIABILITIES:
Dividends payable............................         78,847
Custody fees payable.........................         19,603
Trustees' fees and expenses payable..........         12,197
Administration fees payable..................         11,751
Transfer agency fees payable.................          1,743
Accrued expenses and other payables..........         44,755
                                                ------------
     Total Liabilities.......................        168,896
                                                ------------
NET ASSETS...................................   $140,216,919
                                                ============
Investments, at cost.........................   $140,066,826
                                                ============
NET ASSETS CONSIST OF:
Accumulated net realized loss on investments
  sold.......................................   $         (3)
Paid-in capital..............................    140,216,922
                                                ------------
                                                $140,216,919
                                                ============
Net asset value, offering price and
  redemption price per share
  ($140,216,919/140,216,922 shares
  outstanding; unlimited shares authorized,
  no par value)..............................   $       1.00
                                                ============



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND

STATEMENT OF OPERATIONS

  FOR THE PERIOD ENDED APRIL 30, 2003(a) (UNAUDITED)



------------------------------------------------------------
INVESTMENT INCOME:
Interest........................................   $ 442,086
                                                   ---------
EXPENSES:
Investment advisory fees........................      39,679
Administration fees.............................      36,737
Custody fees....................................      19,603
Insurance fees..................................      17,965
State registration fees.........................      12,631
Trustees' fees and expenses.....................      12,197
Legal fees......................................      11,616
Audit fees......................................       5,808
S.E.C. registration fees........................       4,008
Transfer agency fees............................       1,743
Other...........................................      16,699
                                                   ---------
  Total Expenses................................     178,686
Fees waived and/or expenses reimbursed by
  investment advisor............................    (112,555)
                                                   ---------
Net Expenses....................................      66,131
                                                   ---------
NET INVESTMENT INCOME...........................     375,955
                                                   ---------
NET REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments................          (3)
                                                   ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................   $ 375,952
                                                   =========


------------

(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.



See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS


-----------------------------------------------------------------
                                                  PERIOD ENDED
                                                APRIL 30, 2003(A)
                                                   (UNAUDITED)
                                                -----------------
Net investment income........................     $    375,955
Net realized loss on investments sold........               (3)
                                                  ------------
Net increase in net assets resulting from
  operations.................................          375,952
Dividends to shareholders from net investment
  income:....................................         (375,955)
Net increase in net assets from Fund share
  transactions:..............................      140,116,922
                                                  ------------
Net increase in net assets...................      140,116,919
NET ASSETS:
Beginning of year............................          100,000
                                                  ------------
End of year..................................     $140,216,919
                                                  ============
CAPITAL STOCK ACTIVITY(B):
Sold.........................................     $140,000,000
Issued as reinvestment of dividends..........          116,922
                                                  ------------
Net increase.................................     $140,116,922
                                                  ============


------------
(a) The Williams Capital Liquid Assets Fund commenced operations on January 15, 2003.
(b) Since the Fund has sold and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and reinvestments is the same as the value shown for such transactions.


See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND

FINANCIAL HIGHLIGHTS
  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------

                                                 PERIOD ENDED
                                                  4/30/03(A)
                                                 (UNAUDITED)
                                                 ------------
Net asset value, beginning of period..........     $   1.00
                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................        0.003
                                                   --------
Total from investment operations..............        0.003
                                                   --------
LESS DISTRIBUTIONS:
Dividends from net investment income..........       (0.003)
                                                   --------
Total distributions...........................       (0.003)
                                                   --------
Net asset value, end of period................     $   1.00
                                                   ========
TOTAL RETURN(B)...............................         0.33%
                                                   ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of period (in 000's)..........     $140,217
Ratio of operating expenses to average net
  assets......................................         0.20%(c)
Ratio of net investment income to average net
  assets......................................         1.14%(c)
Ratio of operating expenses to average net
  assets without expense waivers and/or
  reimbursements..............................         0.54%(c)

------------
(a) The Williams Capital Liquid Assets Fund Institutional Shares commenced operations on January 15, 2003.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.


See Notes to Financial Statements.

WILLIAMS CAPITAL LIQUID ASSETS FUND


NOTES TO FINANCIAL STATEMENTS

  APRIL 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------

1. ORGANIZATION

  The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. Service Shares have not yet commenced operations.


2. SIGNIFICANT ACCOUNTING POLICIES
  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement:

SECURITY VALUATION:
  Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

-------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:
  The Fund's intent is to qualify as a regulated investment company under the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS
  The Trust has entered into an investment advisory agreement with Williams Capital Management, LLC ("the Adviser"). Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

  The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the total annual operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended April 30, 2003, the Adviser waived fees and reimbursed expenses of $39,679 and $72,876, respectively.

  Each Trustee of the Fund, who is not also an officer or affiliated person, is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at the Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

  Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were paid by the Adviser.

ADVISER


Williams Capital Management, LLC


650 Fifth Avenue, 11th floor


New York, NY 10019



FUND ADMINISTRATOR,


CUSTODIAN, FUND ACCOUNTING


AGENT AND TRANSFER AGENT


State Street Bank and Trust Company


225 Franklin Street


Boston, MA 02110



DISTRIBUTOR


ALPS Distributors, Inc.


370 17th Street, Suite 3100


Denver, CO 80202



TRUST LEGAL COUNSEL


Sidley Austin Brown & Wood LLP


787 Seventh Avenue


New York, NY 10019



INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP


1177 Avenue of the Americas


New York, NY 10036

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Dail St. Claire, the registrant's President, and Christopher J. Williams, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Ms. St. Claire and Mr. Williams determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a) n/a

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended and Sections 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:   /s/Dail St. Claire
      ------------------
      Dail St. Claire
      President of the Williams Capital Management Trust

By:   /s/Christopher J. Williams
      --------------------------
      Christopher J. Williams
      Treasurer of the Williams Capital Management Trust

Date: July 8, 2003
      ------